Annual Fund Operating Expenses - FS Multi-Strategy Alternatives Fund	Apr. 30, 2021	[1]
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	1.26%
Component2 Other Expenses	0.66%	[2]
Other Expenses (as a percentage of Assets):	1.92%	[3]
Expenses (as a percentage of Assets)	3.42%
Fee Waiver or Reimbursement	(1.01%)	[4]
Net Expenses (as a percentage of Assets)	2.41%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	1.26%
Component2 Other Expenses	0.66%	[2]
Other Expenses (as a percentage of Assets):	1.92%	[3]
Expenses (as a percentage of Assets)	3.17%
Fee Waiver or Reimbursement	(1.01%)	[4]
Net Expenses (as a percentage of Assets)	2.16%

[1]	The expense information has been restated to reflect current fees.
[2]	Dividend and Interest Expense includes dividend expense on short sales of 0.24% and interest, commitment fees and other borrowing costs of 0.42%.
[3]
The costs of investing in swaps are estimated to be between approximately 0.20% to 0.50% of the Fund’s average daily net assets. Such costs are indirect expenses of the Fund that are variable in nature and are not included in the fee table or expense example.

[4]
The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of management fees, distribution or servicing fees, interest, taxes, brokerage fees and commissions, dividends and interest paid on short positions, acquired fund fees and expenses and extraordinary expenses (as determined in the sole discretion of the Adviser)) to not more than 0.25 percent of the average daily net assets for the Fund until at least April 30, 2022. The Fund may terminate the Expense Limitation Agreement at any time. The Expense Limitation Agreement permits the Adviser to recoup waived or reimbursed amounts within the three-year period from the date of the waiver after the Adviser bears the expense, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver and reimbursement or recoupment.